Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 63,700	$ 4,575
Restricted cash	85	130
Trade receivables, net of allowance for credit losses of $1,293 and $904 as of June 30, 2024 and December 31, 2023, respectively	20,730	19,671
Institutions	8,239	6,926
Inventories	14,899	13,174
Other current assets	4,638	2,045
TOTAL CURRENT ASSETS	112,291	46,521
NON-CURRENT ASSETS:
Restricted long term bank deposit	134	127
Restricted investment in marketable securities	3,456	1,932
Operating lease right of use assets	11,105	12,377
Property and equipment, net	22,811	20,530
Other non-current assets	952	1,000
Intangible assets:
Customer relationships	12,937	13,917
Technology	4,604	5,698
Goodwill	20,838	21,550
Other intangible asset	3,972	4,292
TOTAL NON-CURRENT ASSETS	80,809	81,423
TOTAL ASSETS	193,100	127,944
CURRENT LIABILITIES:
Short-term borrowing and current maturities of bank loans	4,116	4,146
Short-term loan relating to factoring arrangements	8,878	10,032
Trade payables	17,572	13,989
Employee related obligations	10,158	8,745
Accrued expenses	6,896	6,767
Deferred revenues	640	742
Current maturities of operating lease liabilities	2,157	2,494
Current maturities of finance lease liabilities	102	240
Acquisition earn-out liability	749	2,997
Current maturities of long-term debt measured under the fair value option (including $38,675 and $0 due to related parties as of June 30, 2024 and December 31, 2023, respectively)	38,675	14,286
Warrants and phantom warrants to purchase ordinary shares	1,531
Other current liabilities	2,642	448
TOTAL CURRENT LIABILITIES	94,116	64,886
LONG-TERM LIABILITIES:
Long-term debt measured under the fair value option (including $0 and $21,976 due to related parties as of June 30, 2024 and December 31, 2023, respectively)	16,763	30,841
Convertible loans (CLAs) measured under the fair value option (including $0 and $9,780 due to related parties, as of June 30, 2024 and December 31, 2023, respectively)		55,940
Long-term bank loan	7,210	7,850
Warrants and phantom warrants to purchase preferred shares		21,566
Operating lease liabilities	8,195	9,112
Finance lease liabilities	29	96
Long-term employee related obligations	1,680	1,868
Employee rights upon retirement	1,025	1,208
Other long-term liabilities	718	931
TOTAL LONG-TERM LIABILITIES	35,620	129,412
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	129,736	194,298
REDEEMABLE CONVERTIBLE PREFERRED SHARES:
Convertible preferred shares value		70,537
SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY):
Ordinary shares (No par value per shares, 34,930,909 and NIS 0.23 par value per shares 14,269,282 shares authorized as of June 30, 2024 and December 31, 2023 respectively; 18,681,047 and 5,276,184 shares issued and outstanding as of June 30, 2024 and December 31, 2023)	865	320
Additional paid-in capital	273,035	35,134
Other comprehensive loss	(2,372)	(515)
Accumulated deficit	(208,164)	(171,830)
TOTAL SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY)	63,364	(136,891)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY)	193,100	127,944
Convertible Preferred Shares A
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Convertible Preferred Shares B
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Convertible Preferred Shares C
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Convertible Preferred Shares D
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